6. EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2012
Equipment Tables
Equipment

		September 30, 2012			December 31, 2011
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Office equipment	$129,920	$93,482	$36,438	$125,486	$83,346	$42,140
Computer equipment	600,599	391,132	209,467	577,249	322,882	254,367
Field equipment	589,182	293,938	295,244	568,984	246,363	322,621
Buildings	436,769	312,279	124,490	422,468	286,750	135,718
	$1,756,470	$1,090,831	$665,639	$1,694,187	$939,341	$754,846